Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 - RELATED PARTY TRANSACTIONS:

During the years ended December 31, 2024, 2023 and 2022, the Company granted 479,505, 300,750 and 239,610 options, respectively, at a weighted average exercise price of $2.36, $3.76 and $6.28, respectively to several executive officers, and Board of Directors (“Board”) members of the Company. In addition, during the years ended December 31, 2024, 2023 and 2022, the Company granted 871,061, 548,849 and 515,103 RSUs, respectively to several executive officers and Board members of the Company.

The fair value of the stock options that were granted during the year ended December 31, 2024, is $539 thousand, which is expected to be recognized over a 1-4-years vesting period, and the fair value of the RSUs granted during the year ended December 31, 2024, is $9,975 thousand, which is expected to be recognized over a 1-4-years vesting period.